Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Basic earnings per common share
Net income attributable to common shareholders		$ 2,289	$ 2,265	$ 1,243	$ 4,554	$ 3,505
Weighted average number of common shares outstanding		1,213	1,212	1,212	1,213	1,213
Basic earnings per common share	[1]	$ 1.89	$ 1.87	$ 1.03	$ 3.76	$ 2.89
Diluted earnings per common share
Net income attributable to common shareholders		$ 2,289	$ 2,265	$ 1,243	$ 4,554	$ 3,505
Dilutive impact of share-based payment options and others		13	41	(22)	116	29
Net income attributable to common shareholders (diluted)		$ 2,302	$ 2,306	$ 1,221	$ 4,670	$ 3,534
Weighted average number of common shares outstanding		1,213	1,212	1,212	1,213	1,213
Dilutive impact of share-based payment options and others	[2]	10	25	10	35	32
Weighted average number of diluted common shares outstanding		1,223	1,237	1,222	1,248	1,245
Diluted earnings per common share	[1]	$ 1.88	$ 1.86	$ 1.00	$ 3.74	$ 2.84

[1]	Earnings per share calculations are based on full dollar and share amounts.
[2]	Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.